Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

Amendment of Equity Incentive Plan

On March 31, 2015, the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”) to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

●	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board;

●	Provide that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

●	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.

Stock-based Compensation

We measure stock-based compensation expense for equity-classified awards, principally related to stock options and restricted stock units, or RSUs, based on the estimated fair values of the awards on the date of grant. We recognize the value of the portion of the award that we ultimately expect to vest as stock-based compensation expense over the requisite service period in our condensed consolidated statements of operations. Due to limited activity in 2016 and 2015, we assumed a forfeiture rate of zero.

We use the Black-Scholes model to estimate the fair value of stock options granted. The expected term of stock options granted represents the period of time that we expect them to be outstanding. For the three and six months ended June 30, 2016 we used volatility of 81.98% to 83.75%, dividend rate of 0%, expected term of 6 years, and risk-free interest rate of 1.23% to 1.43% in our Black-Scholes calculations. For the three and six months ended June 30, 2015, we used volatility of 86.62%, dividend rate of 0%, expected term of 6 years, and risk-free interest rate of 0.87% in our Black-Scholes calculations.

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
Research and development	$284,057	$284,125	$587,681	$325,701
General and administrative	673,506	1,104,883	1,903,770	1,146,079
Total stock-based compensation expense	$957,563	$1,389,008	$2,491,451	$1,471,780

 Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2016:

	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2015	3,243,041	$2.36
Granted	1,655,500	0.73
Exercised	—	—
Forfeited/cancelled/expired	(219,449)	2.30
Outstanding and expected to vest at June 30, 2016	4,679,092	$1.90
Vested and exercisable at June 30, 2016	1,005,213	$2.54

The total unrecognized compensation cost related to nonvested stock option grants as of June 30, 2016, was $3,331,388, and the weighted average period over which these grants are expected to vest is 2.08 years. The Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at June 30, 2016, is 9.0 years.

During the first six months of 2016, the Company granted 1,655,500 options to officers and employees with a weighted average exercise price of $0.73 and vesting over a three-year period with vesting starting at the one-year anniversary of the grant date.  During the first six months of 2015, there were 2,615,850 options and 2,180,850 shares of restricted stock granted to directors, officers, employees and consultants.

Because the Company had a net operating loss carryforward as of June 30, 2016, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s condensed consolidated statements of operations. Additionally, there were no stock options exercised in the three and six months ended June 30, 2016 and there were 2,779 stock options exercised during the three and six months ended June 30, 2015.

A summary of activity related to restricted stock grants under the Plan for the six months ended June 30, 2016 is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2015	2,300,850	$2.28
Granted	—	—
Vested	(726,952)	2.30
Forfeited	—	—
Nonvested at June 30, 2015	1,573,898	$2.28

As of June 30, 2016, unamortized compensation expense related to restricted stock grants amounted to $2,975,469, which is expected to be recognized over a weighted average period of 1.8 years.

Management Bonus Plan

On April 2, 2015, the Compensation Committee of the Board of the Directors approved the 2015 Management Bonus Plan (the “Management Plan”) outlining maximum target bonuses of the base salaries of certain of the Company’s executive officers.  Under the terms of the Management Plan, the Company’s Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, the Chief Financial Officer shall receive a maximum target bonus of up to 35% of his annual base salary and the Company’s Vice President shall receive a maximum target bonus of up to 25% of his annual base salary.

 On April 4, 2015, the Board approved the following Non-Employee Director Policy (the “Incumbent Director Policy”) with respect to incumbent non-employee members of the Board in the event that they are replaced before their term expires:

●	A one-time issuance of 20,000 restricted shares of common stock;
●	The vesting of all options and restricted stock grants held on such date; and
●	The payment of all earned but unpaid cash compensation for their services on the Board and its committees, as of such date.

On April 4, 2015, in connection with his resignation from the Board, Michael Wick received a one-time restricted stock grant of 20,000 shares under the Incumbent Director Policy.

On February 16, 2016, our Compensation Committee approved a 2016 Management Bonus Plan outlining maximum target bonuses of the base salaries of certain of our executive officers. Under the terms of the Management Plan, the Company's Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, and the Chief Financial Officer and each of the Company's Vice Presidents shall receive a maximum target bonus of up to 30% of their annual base salary.

Stock Issued Upon Vesting of Restricted Stock Grants

On April 2 and April 3, 2016, 726,954 shares of restricted stock units vested upon the one-year anniversary of restricted stock units granted. Accordingly, 476,498 shares were issued to the Company’s directors and officers, and the Company withheld 250,456 shares for the employee portion of taxes and remitted $177,823 to the tax authorities in order to satisfy tax liabilities related to this issuance on behalf of the officers. As of June 30, 2016, there were 1,573,898 nonvested restricted stock units remaining outstanding.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at June 30, 2016:

Common stock reserved for conversion of preferred stock	20,662,100
Common stock reserved for exercise of warrants	8,876,336
Common stock options outstanding	4,679,092
Authorized for future grant or issuance under the Stock Plan	1,521,038
Nonvested restricted stock	1,573,898
Total	37,312,464

Stock Incentive Plan

In September 2008, the Company’s stockholders approved the 2008 Stock Incentive Plan (the “2008 Plan”) which became effective in September 2008 and under which 65,507 shares of the Company’s common stock were initially reserved for issuance to employees, non-employee directors and consultants of the Company. In November 2012, the Company increased the authorized shares under the plan to 155,893. On February 14, 2013, the 2008 Plan terminated and no further grants of equity may be made thereunder.

In June 2014, MabVax Therapeutics Inc.’s stockholders approved the amended 2014 Stock Incentive Plan (the “2014 Plan”) which became effective and was adopted by the Company in the Merger in July 2014. The 2014 Plan authorized the issuance of up to 351,443 shares, 152,017 of which are contingent upon the forfeiture, expiration or cancellation of the 2008 Reserved Shares.

The 2014 Plan provided for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to eligible recipients. The maximum term of options granted under the Stock Plan is ten years.

Employee option grants generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the following three years. The vesting schedules for grants to non-employee directors and consultants is determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.

Amendment of Equity Incentive Plan

On March 31, 2015 the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), effective as of and contingent upon the consummation of the initial closing of the sale of Units pursuant to the Subscription Agreement, to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

●	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board.

●	Provision that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

●	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Years Ended December 31,
	2015	2014
Research and development	$929,633	$163,019
General and administrative	3,534,062	441,957
Total share-based compensation expense	$4,463,695	$604,976

Stock-based Award Activity

The following table summarizes the Company’s stock option activity for the years ended December 31, 2015 and 2014:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—
Outstanding and expected to vest at December 31, 2014	242,893	$3.92
Granted	3,015,850	2.23
Exercised	(2,779)	0.29
Forfeited/cancelled/expired	(12,923)	7.42
Outstanding and expected to vest at December 31, 2015	3,243,041	$2.36
Vested and exercisable at December 31, 2015	178,001	$3.59

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2015 was $3,964,320 and the weighted average period over which these grants are expected to vest is 2.12 years. Due to limited activity in 2015, the Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at December 31, 2015 and 2014 is 9.13 years and 7.9 years, respectively.

Stock options granted to employees generally vest over a four-year period and vesting does not start until the one-year anniversary of the grant date. During the year ended December 31, 2014, the Company granted five new Board members appointed in connection with the Merger an aggregate of 55,580 in stock options, which were immediately vested on the grant date. There were no grants of stock options during the year ended December 31, 2015 with immediate vesting.

During 2015, the Company granted 3,015,850 options and 2,300,850 shares of restricted stock to its directors, officers, employees and consultants from the 2014 Plan.  In addition, the Company granted 1,851,500 shares of restricted stock outside of the plan for consulting and investor relation services during the second quarter of 2015.

A summary of activity related to restricted stock grants under the Plan for the year December 31, 2015 is presented below:

	Shares	WeightedAverage Grant-Date Fair Value
Non-vested at December 31, 2014	—	$—
Granted	2,300,850	2.28
Vested	—	—
Forfeited	—	—
Non-vested at December 31, 2015	2,300,850	$2.28

As of December 31, 2015, unamortized compensation expense related to restricted stock grants amounted to $3,843,264, which is expected to be recognized over a weighted average period of 2.27 years.

Valuation Assumptions

The Company used the Black-Scholes-Merton option valuation model, or the Black-Scholes model, to determine the stock-based compensation expense recognized under ASC 718. The Company’s expected stock-price volatility assumption was based solely on the weighted average of the historical and implied volatility of comparable companies whose share prices are publicly available. The expected term of stock options granted was based on the simplified method in accordance with Staff Accounting Bulletin No. 110, or SAB 110, as the Company’s historical share option exercise experience did not provide a reasonable basis for estimation. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2015	2014
Risk-free interest rate	0.9 to 1.8%	0.1 to 2%
Dividend yield	0%	0%
Expected volatility	81to87%	84to100%
Expected life of options, in years	5.5 and 6.0	5 and 6.25
Weighted average grant date fair value	$1.56	$4.73

Because the Company had a net operating loss carryforward as of December 31, 2015, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s consolidated statements of operations. Additionally, there were 2,779 stock options exercised during the year ended December 31, 2015, and there were no stock option exercises in the corresponding period of 2014.

Management Bonus Plan

On April 2, 2015, the Compensation Committee of the Board of Directors approved the 2015 Management Bonus Plan (the “Management Plan”) outlining maximum target bonuses of the base salaries of certain of the Company’s executive officers.  Under the terms of the Management Plan, the Company’s Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, the Chief Financial Officer shall receive a maximum target bonus of up to 35% of his annual base salary and the Company’s Vice President shall receive a maximum target bonus of up to 25% of his annual base salary. During the year ended December 31, 2015, the Company accrued and expensed $323,363 related to the Management Plan.

On April 4, 2015, the Board approved the following Non-Employee Director Policy (the “Incumbent Director Policy”) with respect to incumbent non-employee members of the Board in the event that they are replaced before their term expires:

●	A one-time issuance of 20,000 restricted shares of common stock;
●	The vesting of all options and restricted stock grants held on such date; and
●	The payment of all earned but unpaid cash compensation for their services on the Board and its committees, as of such date.

On April 4, 2015, in connection with his resignation from the Board, Michael Wick received a one-time restricted stock grant of 20,000 shares under the Incumbent Director Policy.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at December 31, 2015:

Common stock reserved for conversion of preferred stock and warrants	29,692,068
Common stock options outstanding	3,243,041
Authorized for future grant or issuance under the Stock Plan	2,970,012
Unvested restricted stock	2,300,850
Total	38,205,971